Adoption of New and Revised Standards	6 Months Ended
Sep. 30, 2025
Adoption of New and Revised Standards [Abstract]
ADOPTION OF NEW AND REVISED STANDARDS

NOTE 2 — ADOPTION OF NEW AND REVISED STANDARDS

Adoption of new and revised Standards — For the purpose of preparing and presenting the consolidated financial statements for the six months ended September 30, 2024 and 2025, the Group has consistently applied the accounting policies which conform with International Financial Reporting Standards (“IFRS Accounting Standards”), which are effective for the accounting periods beginning on or after April 1, 2024, throughout the year ended March 31, 2025 and six months ended September 30, 2025.

Amendments to IAS 1 and IFRS Practice Statement 2: Disclosure of Accounting Policies

The Group has adopted the amendments to IAS 1 Presentation of Financial Statements for the first time in the financial year ended March 31, 2023. The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The Group has applied materiality guidance in IFRS Practice Statement 2 in identifying its material accounting policies for disclosures in the related notes. The previous term ‘significant accounting policies’ used throughout the financial statements has been replaced with ‘material accounting policies information’.

New and revised IFRS Accounting Standards in issue but not yet effective

At September 30, 2025, the Group has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:

●	Lack of Exchangeability – Amendments to IAS 21 (1)

●	Sales or Contribution of Assets between an Investor and its Associate or Joint Venture-Amendments to IFRS 10 and IAS 28 (2)

●	Disclosures in Uncertainties in the Financial Statements (1)

(1)	Effective for annual periods beginning on or after January 1, 2025, with early application permitted.

(2)	Effective date is deferred indefinitely.

The Group does not expect that the adoption of the Standards listed above will have a material impact on the consolidated financial statements of the Group in future periods.